Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of revenue by geographical analysis

Geographical analysis of revenue by destination of customer

	2021 £’000	2020 £’000	2019 £’000
Revenue from continuing operations:
United Kingdom	–	4	197
Belgium	578	114	–
Rest of Europe	–	–	55
Rest of the World	–	62	60
	578	180	312

Schedule of commercial segment
	2021 £’000	2020 £’000	2019 £’000
Customer A	100%	64%	63%
Customer B	–	34%	19%
Customer C	–	2%	18%

Schedule of segmen

Segmented results for the year ended 31 December 2021

Pipeline R&D £’000
Revenue	578
Total revenue	578
Other income	24
Research and development costs (excluding depreciation)	(4,291)
Administrative costs (excluding depreciation)	(2,906)
Depreciation	(403)
Loss from operations	(6,998)
Finance income	936
Finance expense	(44)
Loss before tax	(6,106)
Taxation	646
Loss for the year from continuing operations	(5,460)

Depreciation in year allocated as follows:

Depreciation £’000
Research and development costs	363
Administrative costs	40
Total	403

Segmented results for the year ended 31 December 2020

Pipeline R&D £’000
Revenue	180
Grant revenue	163
Total revenue	343
Other income	12
Research and development costs (excluding depreciation and amortisation)	(4,886)
Administrative costs (excluding depreciation and amortisation)	(4,923)
Depreciation	(1,207)
Amortisation	(10)
Impairment	(12,369)
Loss from operations	(23,040)
Finance income	1
Finance expense	(431)
Loss before tax	(23,470)
Taxation	1,281
Loss for the year from continuing operations	(22,189)

Depreciation and amortisation in year allocated as follows:

	Depreciation £’000	Amortisation £000
Research and development costs	1,174	8
Administrative costs	33	2
Total	1,207	10

Segmented results for the year ended 31 December 2019

	Pipeline R&D £’000	Commercial (discontinued) £’000	Consolidated (including discontinued operations) £’000
Revenue	312	–	312
Grant revenue	362	–	362
Total revenue	674	–	674
Other income	15	–	15
Research and development costs (excluding depreciation and amortisation)	(6,624)	–	(6,624)
Distribution costs, sales and marketing	(323)	–	(323)
Administrative costs (excluding depreciation)	(3,775)	–	(3,775)
Loss from discontinued operations, net of tax	–	(947)	(947)
Depreciation	(1,282)	–	(1,282)
Amortisation	(3)	–	(3)
Loss from operations	(11,318)	(947)	(12,265)
Finance income	492	–	492
Finance expense	(97)	–	(97)
Loss before tax	(10,923)	(947)	(11,870)
Taxation	1,785	–	1,785
Loss for the year	(9,138)	(947)	(10,085)
Loss from continuing operations			(9,138)
Loss from discontinued operations			(947)

All material additions to non-current assets in 2021, 2020 and 2019 were in the Pipeline R&D segment.

Schedule of non-current assets by location of assets	Non-current assets by location of assets
	2021 £’000	2020 £’000	2019 £’000
United Kingdom	1,152	542	12,775
Spain	–	–	4,383
	1,152	542	17,158